Premises, Equipment, and Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Rent expense, gross	$ 23,116	$ 20,812	$ 18,166
Sublease income	(631)	(477)	(5)
Rent expense, net	$ 22,485	$ 20,335	$ 18,161